JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communications - 2.4%
Alphabet, Inc. - Class A	58,312	$16,768,199

Consumer Discretionary - 12.4%
Amazon.com, Inc. (a)	108,800	22,659,776
Chipotle Mexican Grill, Inc. (a)	445,000	14,244,450
Genuine Parts Co.	113,500	12,002,625
Lowe’s Cos., Inc.	54,500	12,877,260
McDonald’s Corp.	42,500	13,208,575
TJX Cos., Inc. (The)	65,485	10,457,954
		85,450,640
Consumer Staples - 6.9%
Coca-Cola Co. (The)	187,308	14,244,773
Colgate-Palmolive Co.	185,000	15,767,550
PepsiCo, Inc.	79,900	12,407,671
Procter & Gamble Co. (The)	36,690	5,299,504
		47,719,498
Energy - 6.7%
Baker Hughes Co.	240,366	14,674,344
Chevron Corp.	44,010	9,105,669
Williams Cos., Inc. (The)	310,512	22,599,064
		46,379,077
Financials - 13.2%
American Financial Group, Inc.	53,840	6,875,906
Apollo Global Management, Inc.	84,000	9,359,280
Axis Capital Holdings Ltd.	139,450	14,141,625
First Horizon Corp.	299,948	6,826,816
Marsh & McLennan Cos., Inc.	78,800	13,667,860
Nasdaq, Inc.	142,400	12,088,336
UMB Financial Corp.	129,224	14,575,175
Willis Towers Watson plc	44,870	13,043,709
		90,578,707
Health Care - 12.3%
Abbott Laboratories	129,618	13,307,880
Cencora, Inc.	39,600	12,439,944
Danaher Corp.	94,043	17,830,553

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 12.3% (Continued)
Labcorp Holdings, Inc.	54,300	$14,487,783
Medtronic plc	108,836	9,430,639
Stryker Corp.	37,000	12,157,830
Zoetis, Inc.	39,792	4,703,813
		84,358,442
Industrials - 13.4%
Amphenol Corp. - Class A	57,912	7,317,181
Honeywell International, Inc.	61,150	13,821,735
IDEX Corp.	63,000	11,941,650
Illinois Tool Works, Inc.	52,000	13,535,080
Nordson Corp.	50,250	13,369,515
nVent Electric plc	154,500	18,274,260
Waste Management, Inc.	60,500	13,902,295
		92,161,716
Materials - 2.1%
Avery Dennison Corp.	82,800	14,297,904

Technology - 24.4%
Accenture plc - Class A	67,140	13,313,191
Analog Devices, Inc.	41,657	13,252,758
Apple, Inc.	61,760	15,674,070
ASML Holding N.V.	5,226	6,902,657
Broadcom, Inc.	45,200	13,989,852
Fair Isaac Corp. (a)	5,300	5,657,962
Intuit, Inc.	10,250	4,431,895
Mastercard, Inc. - Class A	27,400	13,690,684
Microsoft Corp.	72,851	26,967,255
Roper Technologies, Inc.	19,200	6,794,112
ServiceNow, Inc. (a)	129,000	13,486,950
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,000	13,518,000
Visa, Inc. - Class A	67,100	20,280,304
		167,959,690

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Utilities - 5.6%
Alliant Energy Corp.	217,710	$15,622,870
American Electric Power Co., Inc.	176,100	23,083,188
		38,706,058

Total Common Stocks (Cost $470,017,938)		$684,379,931

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class Z, 3.54% (b) (Cost $3,574,697)	3,574,697	$3,574,697

Investments at Value - 99.9% (Cost $473,592,635)		$687,954,628

Other Assets in Excess of Liabilities - 0.1%		747,469

Net Assets - 100.0%		$688,702,097

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

ADR	- American Depositary Receipt

N.V.	- Naamloze Vennootschap

plc	- Public Limited Company

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communications - 0.6%
New York Times Co. (The) - Class A	12,600	$1,054,998

Consumer Discretionary - 6.1%
Dutch Bros, Inc. (a)	23,100	1,170,246
Floor & Decor Holdings, Inc. - Class A (a)	34,000	1,727,200
Genuine Parts Co.	23,300	2,463,975
Group 1 Automotive, Inc.	5,600	1,851,528
Ralph Lauren Corp.	4,700	1,616,753
Texas Roadhouse, Inc.	7,400	1,222,036
		10,051,738
Consumer Staples - 2.5%
BJ’s Wholesale Club Holdings, Inc. (a)	17,900	1,761,718
Coca-Cola Consolidated, Inc.	11,800	2,262,532
		4,024,250
Energy - 4.8%
Antero Midstream Corp.	110,100	2,510,280
DT Midstream, Inc.	15,800	2,127,786
Murphy USA, Inc.	2,900	1,432,513
World Kinect Corp.	79,700	1,838,679
		7,909,258
Financials - 11.6%
American Financial Group, Inc.	15,700	2,005,047
Arrow Financial Corp.	54,797	1,839,535
Axis Capital Holdings Ltd.	24,100	2,443,981
East West Bancorp, Inc.	17,500	1,868,300
HBT Financial, Inc.	71,400	1,907,808
PJT Partners, Inc. - Class A	14,200	1,984,024
SEI Investments Co.	32,400	2,542,428
UMB Financial Corp.	23,800	2,684,402
Wintrust Financial Corp.	13,400	1,861,796
		19,137,321
Health Care - 17.0%
Charles River Laboratories International, Inc. (a)	21,900	3,777,750
Chemed Corp.	5,000	1,888,700
Halozyme Therapeutics, Inc. (a)	32,600	2,106,938

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 17.0% (Continued)
iRadimed Corp.	17,600	$1,694,176
Jazz Pharmaceuticals plc (a)	15,300	2,892,465
LeMaitre Vascular, Inc.	19,600	2,139,732
Option Care Health, Inc. (a)	65,500	1,763,260
QIAGEN N.V.	48,488	1,941,460
Quest Diagnostics, Inc.	13,400	2,626,132
Repligen Corp. (a)	9,900	1,166,418
U.S. Physical Therapy, Inc.	30,600	2,293,776
UFP Technologies, Inc. (a)	9,000	1,742,400
Universal Health Services, Inc. - Class B	10,900	1,950,773
		27,983,980
Industrials - 23.1%
A.O. Smith Corp.	36,800	2,426,592
Allison Transmission Holdings, Inc.	16,400	1,919,784
Applied Industrial Technologies, Inc.	9,700	2,573,604
Core & Main, Inc. - Class A (a)	51,800	2,558,920
Donaldson Co., Inc.	30,900	2,622,483
ESAB Corp.	24,500	2,368,170
Gorman-Rupp Co. (The)	43,500	2,702,655
ITT, Inc.	13,900	2,648,367
Littelfuse, Inc.	8,300	2,816,605
LSI Industries, Inc.	78,000	1,450,800
Nordson Corp.	12,300	3,272,538
nVent Electric plc	18,500	2,188,180
Rush Enterprises, Inc. - Class A	52,200	3,450,942
StandardAero, Inc. (a)	70,000	1,808,100
TopBuild Corp. (a)	3,800	1,334,940
Watts Water Technologies, Inc. - Class A	6,400	1,857,856
		38,000,536
Materials - 10.0%
Avery Dennison Corp.	16,400	2,831,952
Element Solutions, Inc.	85,000	2,901,900
H.B. Fuller Co.	43,700	2,695,416
Hawkins, Inc.	7,700	1,182,720
Reliance, Inc.	9,700	2,948,024
RPM International, Inc.	12,300	1,222,620

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Materials - 10.0% (Continued)
UFP Industries, Inc.	29,200	$2,689,904
		16,472,536
Real Estate - 3.2%
Jones Lang LaSalle, Inc. (a)	7,900	2,404,128
NNN REIT, Inc.	35,800	1,504,674
STAG Industrial, Inc.	37,400	1,348,644
		5,257,446
Technology - 17.2%
Appfolio, Inc. - Class A (a)	8,800	1,388,816
Bentley Systems, Inc. - Class B	68,500	2,405,720
CACI International, Inc. - Class A (a)	3,200	1,740,384
CCC Intelligent Solutions Holdings, Inc. (a)	362,200	2,173,200
Dynatrace, Inc. (a)	67,700	2,503,546
Fabrinet (a)	3,200	1,668,864
Genpact Ltd.	48,200	1,795,450
Globant S.A. (a)	12,000	553,320
ICF International, Inc.	28,500	1,860,765
Jack Henry & Associates, Inc.	14,100	2,228,364
MAXIMUS, Inc.	19,200	1,230,720
ON Semiconductor Corp. (a)	41,900	2,594,448
Paylocity Holding Corp. (a)	6,900	745,476
SPS Commerce, Inc. (a)	12,900	718,143
TD SYNNEX Corp.	13,500	2,277,585
Tyler Technologies, Inc. (a)	2,150	736,117
Zebra Technologies Corp. - Class A (a)	8,300	1,735,364
		28,356,282
Utilities - 3.3%
Atmos Energy Corp.	7,600	1,403,872
Portland General Electric Co.	22,800	1,203,156
Unitil Corp.	55,000	2,873,200
		5,480,228

Total Common Stocks (Cost $138,425,982)		$163,728,573

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
First American Government Obligations Fund - Class Z, 3.54% (c) (Cost $10,399)	10,399	$10,399

Investments at Value - 99.4% (Cost $138,436,381)		$163,738,972

Other Assets in Excess of Liabilities - 0.6%		941,393

Net Assets - 100.0%		$164,680,365

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	The rate shown is the 7-day effective yield as of March 31, 2026.

N.V.	- Naamloze Vennootschap

plc	- Public Limited Company

S.A.	- Societe Anonyme

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

CORPORATE BONDS - 59.0%	Coupon	Maturity	Par Value	Value
Finance - 25.0%
Allstate Corp. (The)	3.280%	12/15/26	$3,000,000	$2,980,473
Allstate Corp. (The)	5.050%	06/24/29	1,380,000	1,406,003
American Express Co.	4.351%	07/20/29	4,330,000	4,326,962
Aon North America, Inc.	5.125%	03/01/27	1,520,000	1,527,850
Aon North America, Inc.	5.150%	03/01/29	3,013,000	3,077,268
Bank of America Corp.	5.202%	04/25/29	5,785,000	5,867,092
Bank of New York Mellon Corp., Series K	3.300%	08/23/29	1,079,000	1,039,217
Chubb INA Holdings, Inc.	3.350%	05/03/26	559,000	558,266
Essex Portfolio, L.P.	1.700%	03/01/28	1,000,000	948,884
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	4,380,000	4,541,636
Huntington Bancshares, Inc.	6.208%	08/21/29	4,390,000	4,551,719
JPMorgan Chase & Co.	3.540%	05/01/28	3,745,000	3,709,823
JPMorgan Chase & Co.	2.182%	06/01/28	2,455,000	2,392,959
KeyCorp	2.250%	04/06/27	4,765,000	4,661,845
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	500,000	500,883
Morgan Stanley	3.591%	07/22/28	5,800,000	5,731,213
NNN REIT, Inc.	3.600%	12/15/26	1,813,000	1,802,839
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	4,010,000	4,037,208
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,195,000	1,184,250
PNC Financial Services Group, Inc. (The)	4.075%	01/26/29	1,000,000	994,503
Truist Financial Corp., Series H	3.875%	03/19/29	1,555,000	1,530,192
Truist Financial Corp.	4.632%	09/17/29	3,500,000	3,474,407
Truist Financial Corp.	2.250%	03/11/30	1,000,000	908,858
U.S. Bancorp, Series MTN	3.100%	04/27/26	4,340,000	4,331,389
U.S. Bancorp, Series Y	3.000%	07/30/29	1,360,000	1,298,159
Wells Fargo & Co., Series M	4.100%	06/03/26	4,320,000	4,317,615
				71,701,513
Industrials - 21.1%
Becton Dickinson & Co.	3.700%	06/06/27	4,680,000	4,641,331
Cisco Systems, Inc.	4.850%	02/26/29	6,000,000	6,110,382
Home Depot, Inc. (The)	4.750%	06/25/29	4,000,000	4,062,702
Honeywell Aerospace, Inc., 144A	4.000%	03/16/29	2,500,000	2,477,868
Honeywell International, Inc.	2.500%	11/01/26	2,000,000	1,980,415
Norfolk Southern Corp.	2.900%	06/15/26	4,450,000	4,439,076
Parker-Hannifin Corp.	4.250%	09/15/27	4,505,000	4,504,250

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 59.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 21.1% (Continued)
Roper Technologies, Inc.	1.400%	09/15/27	$1,670,000	$1,598,999
Roper Technologies, Inc.	4.250%	09/15/28	2,870,000	2,854,117
Starbucks Corp.	4.850%	02/08/27	4,575,000	4,595,581
Target Corp.	4.350%	06/15/28	1,945,000	1,954,372
Target Corp.	3.375%	04/15/29	4,259,000	4,161,553
T-Mobile U.S., Inc.	2.625%	04/15/26	2,402,000	2,400,016
Union Pacific Corp.	3.950%	09/10/28	5,546,000	5,513,904
Verizon Communications, Inc.	2.100%	03/22/28	4,760,000	4,570,415
Xylem, Inc.	3.250%	11/01/26	3,455,000	3,436,408
Xylem, Inc.	1.950%	01/30/28	1,200,000	1,151,333
				60,452,722
Utilities - 12.9%
Berkshire Hathaway, Inc.	3.250%	04/15/28	2,743,000	2,690,470
Duke Energy Corp.	2.650%	09/01/26	4,610,000	4,578,601
Emerson Electric Co.	2.000%	12/21/28	5,690,000	5,383,173
Eversource Energy, Series AA	4.750%	05/15/26	1,225,000	1,225,555
Eversource Energy, Series U	1.400%	08/15/26	1,685,000	1,666,739
Eversource Energy, Series DD	5.000%	01/01/27	1,750,000	1,754,876
Florida Power & Light Co.	4.400%	05/15/28	4,370,000	4,389,663
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	4,185,000	4,122,531
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	2,000,000	1,963,019
Virginia Electric & Power Co.	3.750%	05/15/27	1,000,000	994,409
Virginia Electric & Power Co., Series A	3.800%	04/01/28	3,585,000	3,550,603
Xcel Energy, Inc.	4.000%	06/15/28	3,000,000	2,979,956
Xcel Energy, Inc.	2.600%	12/01/29	1,795,000	1,677,522
				36,977,117

Total Corporate Bonds (Cost $168,635,578)				$169,131,352

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.9%
FHLMC, Series 4287, Class AB	2.000%	12/15/26	$65,633	$64,609

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.9% (Continued)
FHLMC, Pool #J3-2364	2.500%	11/01/28	$252,625	$248,368
FHLMC, Pool #WN-5184	4.500%	11/01/29	4,000,000	4,020,089
FHLMC, Series 5607, Class GJ	4.000%	05/15/30	2,976,254	2,928,141
FHLMC, Pool #ZS-7207	3.500%	07/01/30	293,160	290,413
FHLMC, Series 5607, Class GC	4.250%	06/15/31	3,344,814	3,321,749
FHLMC, Pool #G1-8642	3.500%	04/01/32	383,385	377,436
FHLMC, Series 5616, Class DA	4.250%	06/15/32	3,003,307	2,959,920
FHLMC, Pool #G1-6330	3.500%	08/01/32	357,816	353,705
FHLMC, Pool #SB-0380	3.500%	02/01/34	435,325	427,032
FHLMC, Pool #SB-1635	2.500%	02/01/35	2,381,599	2,321,408
FHLMC, Series 5050, Class BG	1.000%	01/15/41	1,250,962	1,136,974
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,304,160	1,162,820
FHLMC, Series 4009, Class PA	2.000%	06/15/41	108,294	105,552
FHLMC, Series 4709, Class EA	3.000%	01/15/46	587,528	569,581
FHLMC, Series 5606, Class EA	4.500%	03/25/52	1,399,310	1,393,225
FHLMC, Series 5301, Class ED	5.000%	04/01/53	3,928,209	3,968,153
				25,649,175
Federal National Mortgage Association - 10.1%
FNMA, Pool #AT2060	2.500%	04/01/28	203,970	200,583
FNMA, Pool #109745	3.540%	10/01/28	3,901,063	3,849,300
FNMA, Pool #BZ1051	4.780%	06/01/29	1,000,000	1,016,312
FNMA, Pool #AL9230	3.500%	12/01/29	222,489	220,154
FNMA, Pool #BZ4791	4.320%	09/01/30	1,875,000	1,879,182
FNMA, Pool #FM1536	2.500%	11/01/30	70,316	69,313
FNMA, Pool #BZ5573	4.020%	11/01/30	3,100,000	3,070,946
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	288,448	272,639
FNMA, Pool #FM2287	4.500%	03/01/34	338,627	340,881
FNMA, Pool #FA3509	3.500%	07/01/34	2,297,223	2,272,329
FNMA, Pool #FM2989	3.000%	09/01/34	475,608	463,601
FNMA, Pool #AL7077	4.000%	07/01/35	620,073	612,843
FNMA, Pool #833200	5.500%	09/01/35	119,394	123,502
FNMA, Pool #CA7891	1.500%	11/01/35	3,157,196	2,898,182
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,061,165	997,122
FNMA, Pool #MA4330	2.500%	05/01/36	2,364,269	2,238,434
FNMA, Series FM8444	2.000%	06/01/36	1,632,392	1,512,086

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 10.1% (Continued)
FNMA, Pool #FM2293	4.000%	09/01/36	$1,183,314	$1,167,755
FNMA, Pool #FS6096	2.000%	03/01/37	3,102,195	2,875,892
FNMA, Pool #FM7224	4.500%	11/01/38	444,427	445,978
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.155%	12/01/41	11,457	11,754
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	5,005	4,972
FNMA, Series 2015-28, Class P	2.500%	05/25/45	1,438,579	1,360,787
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	1,255,239	963,817
				28,868,364
Government National Mortgage Association - 1.3%
GNMA, Series 2024-126, Class BP	2.250%	10/20/44	4,128,251	3,779,778

Total Collateralized Mortgage Obligations (Cost $59,146,484)				$58,297,317

MUNICIPAL BONDS - 1.6%	Coupon	Maturity	Par Value	Value
Hamilton County Industry Hospital Association	3.790%	07/15/28	$425,000	$423,508
Hamilton County Industry Hospital Association	3.900%	07/15/29	390,000	388,670
Houston Texas Utility System Revenue	1.516%	11/15/28	940,000	879,625
Wisconsin State General Fund Annual Appropriation Revenue	2.196%	05/01/27	3,000,000	2,943,439
Total Municipal Bonds (Cost $4,617,927)				$4,635,242

U.S. GOVERNMENT & AGENCIES - 0.7%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.7%
FFCB (Cost $1,996,308)	4.750%	10/13/27	$2,000,000	$2,025,336

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 14.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 14.8%
U.S. Treasury Notes (b)	1.625%	05/15/26	$3,500,000	$3,490,703
U.S. Treasury Notes (b)	2.750%	07/31/27	4,705,000	4,639,387
U.S. Treasury Notes (b)	2.750%	02/15/28	11,950,000	11,720,803
U.S. Treasury Notes (b)	2.375%	05/15/29	8,990,000	8,608,627
U.S. Treasury Notes (b)	1.500%	02/15/30	15,225,000	13,932,065
Total U.S. Treasury Obligations (Cost $42,300,919)				$42,391,585

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 3.54% (c) (Cost $291,942)	291,942	$291,942

Investments at Value - 96.5% (Cost $276,989,158)		$276,772,774

Other Assets in Excess of Liabilities - 3.5%		9,904,237

Net Assets - 100.0%		$286,677,011

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	All or a portion of the security is segregated as collateral on futures contracts. The total fair value as of March 31, 2026 is $25,953,412.

(c)	The rate shown is the 7-day effective yield as of March 31, 2026.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,477,868 as of March 31, 2026, representing 0.9% of net assets.

RFUCCT	- Refinitiv USD IBOR Cash Fallbacks

SOFR	- Secured Overnight Financing Rate

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/ Unrealized Depreciation
Index Futures
E-Mini S&P 500 Future	869	6/18/2026	$295,471,150	$285,499,088	$(9,972,062)

The average monthly notional value of futures contracts during the three months ended March 31, 2026 was $301,343,238.

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

CORPORATE BONDS - 46.3%	Coupon	Maturity	Par Value	Value
Finance - 19.8%
Allstate Corp. (The)	5.250%	03/30/33	$30,000,000	$30,648,589
American Express Co.	5.532%	04/25/30	28,985,000	29,847,396
American Express Co.	6.489%	10/30/31	6,500,000	6,981,249
AON Corp.	3.750%	05/02/29	11,646,000	11,437,588
Bank of America Corp.	5.202%	04/25/29	32,890,000	33,356,724
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	9,017,000	9,443,195
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	18,000,000	17,508,820
Essex Portfolio, L.P.	3.000%	01/15/30	9,666,000	9,103,807
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,277,975
Fifth Third Bancorp	4.895%	09/06/30	28,004,000	28,099,370
Huntington Bancshares, Inc.	4.443%	08/04/28	7,655,000	7,651,570
Huntington Bancshares, Inc.	6.208%	08/21/29	2,830,000	2,934,252
Huntington Bancshares, Inc.	2.550%	02/04/30	11,628,000	10,772,504
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	7,660,000	7,621,250
KeyCorp, Series O	4.100%	04/30/28	3,810,000	3,782,681
KeyCorp, Series S	5.121%	04/04/31	10,040,000	10,128,292
PNC Financial Services Group, Inc. (The)	4.899%	05/13/31	6,000,000	6,034,804
PNC Financial Services Group, Inc. (The)	2.307%	04/23/32	6,000,000	5,345,351
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	15,605,000	16,343,981
Prologis, Inc.	5.125%	01/15/34	10,060,000	10,168,436
Truist Financial Corp.	2.250%	03/11/30	22,716,000	20,645,612
Truist Financial Corp., Series G	6.123%	10/28/33	6,265,000	6,629,331
Truist Financial Corp.	5.122%	01/26/34	12,305,000	12,261,050
U.S. Bancorp, Series Y	3.000%	07/30/29	16,755,000	15,993,133
U.S. Bancorp, Series BB	4.967%	07/22/33	11,985,000	11,865,463
U.S. Bancorp, Series AA	5.850%	10/21/33	11,975,000	12,575,524
Wells Fargo & Co., Series M	4.100%	06/03/26	15,315,000	15,306,543
Wells Fargo & Co., Series O	4.300%	07/22/27	14,199,000	14,175,863
Wells Fargo & Co., Series Q (TSFR3M + 157.2) (a)	3.584%	05/22/28	2,000,000	1,980,306
				370,920,659
Industrials - 14.6%
Air Products and Chemicals, Inc.	4.850%	02/08/34	14,470,000	14,476,967
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	9,421,506
Becton Dickinson & Co.	2.823%	05/20/30	14,950,000	13,946,896

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 14.6% (Continued)
Cisco Systems, Inc.	4.850%	02/26/29	$3,000,000	$3,055,191
Cisco Systems, Inc.	5.050%	02/26/34	23,000,000	23,319,220
CVS Health Corp.	4.300%	03/25/28	19,133,000	19,068,678
Dover Corp.	2.950%	11/04/29	28,965,000	27,479,504
Duke Energy Corp.	2.450%	06/01/30	21,000,000	19,353,502
Honeywell Aerospace, Inc., 144A	4.600%	03/16/33	28,855,000	28,508,138
Johnson Controls International plc	4.900%	12/01/32	9,870,000	9,909,969
Kroger Co. (The)	2.200%	05/01/30	1,000,000	913,368
Lowes Cos., Inc.	4.500%	04/15/30	5,072,000	5,079,060
Parker-Hannifin Corp.	3.250%	03/01/27	8,710,000	8,629,606
Parker-Hannifin Corp.	4.250%	09/15/27	16,331,000	16,328,283
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	9,250,000	9,352,046
Target Corp.	3.375%	04/15/29	2,000,000	1,954,239
Target Corp.	5.000%	04/15/35	7,000,000	7,019,860
Verizon Communications, Inc.	4.016%	12/03/29	30,000,000	29,591,913
Walmart, Inc.	4.900%	04/28/35	9,674,000	9,802,071
Xylem, Inc.	1.950%	01/30/28	5,250,000	5,037,081
Xylem, Inc.	2.250%	01/30/31	11,731,000	10,561,115
				272,808,213
Utilities - 11.9%
Berkshire Hathaway, Inc.	3.700%	07/15/30	12,267,000	11,912,451
Duke Energy Corp.	2.650%	09/01/26	7,575,000	7,523,406
Duke Energy Ohio, Inc.	2.125%	06/01/30	5,108,000	4,652,451
Eversource Energy, Series M	3.300%	01/15/28	9,140,000	8,946,061
Eversource Energy, Series O	4.250%	04/01/29	19,308,000	19,145,035
Eversource Energy, Series R	1.650%	08/15/30	232,000	203,679
Florida Power & Light Co.	5.100%	04/01/33	36,677,000	37,390,380
Georgia Power Co., Series 2019B	2.650%	09/15/29	28,141,000	26,621,877
Georgia Power Co., Series 2025B	4.850%	03/15/31	14,000,000	14,195,270
Interstate Power & Light Co.	4.100%	09/26/28	20,965,000	20,826,649
Interstate Power & Light Co.	2.300%	06/01/30	9,379,000	8,578,776
Interstate Power & Light Co.	5.700%	10/15/33	625,000	651,069
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	7,558,000	7,418,248
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	12,595,000	11,695,625

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.3% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 11.9% (Continued)
Virginia Electric & Power Co., Series A	3.500%	03/15/27	$1,807,000	$1,794,529
Virginia Electric & Power Co., Series C	5.300%	08/15/33	3,631,000	3,709,834
Xcel Energy, Inc.	4.000%	06/15/28	18,857,000	18,731,007
Xcel Energy, Inc.	3.400%	06/01/30	19,340,000	18,476,326
				222,472,673

Total Corporate Bonds (Cost $882,474,449)				$866,201,545

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.6%
FHLMC, Series 4287, Class AB	2.000%	12/15/26	$123,061	$121,141
FHLMC, Pool #ZA-3721	3.000%	06/01/29	1,615,132	1,592,969
FHLMC, Pool #ZK-6713	3.000%	06/01/29	911,700	898,964
FHLMC, Pool #C0-1005	8.000%	06/01/30	304	321
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	1,405,544	1,357,206
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,213,222	1,194,395
FHLMC, Pool #ZT-1964	3.500%	06/01/32	1,720,163	1,693,643
FHLMC, Series 5616, Class DA	4.250%	06/15/32	19,376,176	19,096,260
FHLMC, Pool #G1-8667	3.500%	11/01/32	784,141	771,100
FHLMC, Series 4151, Class PA	2.000%	01/15/33	768,571	732,654
FHLMC, Pool #78-0439 (H15T1Y + 222.3) (a)	6.473%	04/01/33	6,639	6,727
FHLMC, Pool #G0-8068	5.500%	07/01/35	381,750	395,392
FHLMC, Pool #G0-1880	5.000%	08/01/35	15,428	15,704
FHLMC, Pool #G0-6616	4.500%	12/01/35	171,732	172,605
FHLMC, Pool #G3-0933	4.000%	01/01/36	7,003,183	6,922,175
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	378,508	389,229
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,232,294	1,210,252
FHLMC, Series 4887, Class A	3.250%	09/15/38	336,356	327,417
FHLMC, Pool #SC-0066	4.500%	01/01/39	4,150,867	4,149,067
FHLMC, Series 4287, Class AB	3.500%	07/15/39	59,493	58,499
FHLMC, Pool #G0-1880	4.500%	10/01/39	44,002	43,988
FHLMC, Pool #A8-9335	5.000%	10/01/39	97,442	99,227
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	257,360	261,935
FHLMC, Pool #SC-0047	3.000%	01/01/40	16,664,881	15,708,504

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.6% (Continued)
FHLMC, Series 3946, Class LN	3.500%	04/15/41	$158,593	$156,833
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	164,388	163,212
FHLMC, Pool #RB-5125	2.000%	09/01/41	10,175,386	8,893,586
FHLMC, Pool #SC-0384	2.000%	04/01/42	15,772,135	13,824,705
FHLMC, Series 4087, Class PT	3.000%	07/15/42	257,664	247,009
FHLMC, Series 4180, Class ME	2.500%	10/15/42	508,143	486,033
FHLMC, Series 4161, Class QA	3.000%	02/15/43	61,398	58,900
FHLMC, Series 4471, GA	3.000%	02/15/44	7,213,857	6,943,378
FHLMC, Series 4517, Class PC	2.500%	05/15/44	342,370	330,663
FHLMC, Series 4689, Class DA	3.000%	07/15/44	225,236	222,496
FHLMC, Series 4567, Class LA	3.000%	08/15/45	77,513	73,617
FHLMC, Series 4582, Class PA	3.000%	11/15/45	1,183,175	1,120,081
FHLMC, Series 4709, Class EA	3.000%	01/15/46	523,749	507,751
FHLMC, Pool #SD-1069	3.500%	06/01/49	4,555,839	4,247,846
FHLMC, Series 4906, Class DE	2.500%	09/25/49	2,760,566	2,460,631
FHLMC, Pool #SD-0695	4.000%	12/01/49	390,872	375,617
FHLMC, Pool #SD-2170	3.000%	07/01/51	18,945,432	16,920,756
FHLMC, Pool #SD-7544	3.000%	07/01/51	6,920,843	6,202,238
FHLMC, Pool #SD-7556	3.000%	08/01/52	36,441,103	32,528,156
FHLMC, Series 5301, Class ED	5.000%	04/01/53	8,225,328	8,308,967
				161,291,849
Federal National Mortgage Association - 15.1%
FNMA, Pool #AN8842	3.320%	04/01/28	9,260,000	9,100,604
FNMA, Pool #AN9848	3.740%	07/01/28	8,938,000	8,844,355
FNMA, Pool #BL0752	3.650%	01/01/29	5,000,000	4,939,653
FNMA, Pool #BL2935	3.150%	06/01/29	8,000,000	7,766,300
FNMA, Pool #AN9848	3.000%	01/01/30	31,098	30,575
FNMA, Pool #MA0384	5.000%	04/01/30	140,996	142,591
FNMA, Pool #AL6923	3.000%	05/01/30	1,804,855	1,775,270
FNMA, Pool #AS5794	3.000%	09/01/30	449,612	441,176
FNMA, Pool #AS6548, Series 2016	2.500%	01/01/31	972,825	944,413
FNMA, Pool #AL9309	3.500%	10/01/31	340,769	335,985
FNMA, Pool #MA1107	3.500%	07/01/32	163,882	160,723
FNMA, Pool #MA1237	3.000%	11/01/32	109,529	106,044
FNMA, Pool #725027	5.000%	11/01/33	79,745	81,117

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 15.1% (Continued)
FNMA, Pool #FM5394	3.000%	03/01/34	$2,668,658	$2,580,843
FNMA, Pool #FM3388	4.000%	03/01/34	38,721	38,631
FNMA, Pool #725704	6.000%	08/01/34	33,149	34,319
FNMA, Pool #FM5050	2.500%	02/01/35	460,060	449,064
FNMA, Pool #AL7077	4.000%	07/01/35	1,233,139	1,218,760
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	10,763	11,153
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	57,440,000	43,524,390
FNMA, Pool #BM1971	3.500%	12/01/35	761,215	743,594
FNMA, Pool #888223	5.500%	01/01/36	117,071	121,111
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	96,862	96,219
FNMA, Pool #995112	5.500%	07/01/36	125,324	129,547
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	593	583
FNMA, Pool #FM2293	4.000%	09/01/36	169,897	167,663
FNMA, Pool #MA2773	3.000%	10/01/36	3,054,235	2,907,503
FNMA, Pool #AL9623	4.000%	12/01/36	1,034,143	1,021,068
FNMA, Pool #889050	6.000%	05/01/37	64,176	67,029
FNMA, Pool #MA3186	4.000%	11/01/37	3,858,413	3,797,731
FNMA, Pool #MA3337	4.000%	04/01/38	1,412,936	1,385,801
FNMA, Pool #AA4392	4.000%	04/01/39	282,384	275,706
FNMA, Pool #FM9469	4.000%	08/01/39	4,458,595	4,380,669
FNMA, Pool #CB0114	2.500%	04/01/41	13,119,328	11,886,757
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	62,982	63,211
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.155%	12/01/41	11,457	11,754
FNMA, Pool #FS9718	2.000%	08/01/42	12,983,890	11,348,301
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	241,131	226,528
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	11,112	11,037
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	681,730	667,561
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	163,113	155,348
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	103,098	102,264
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	95,618	93,750
FNMA, Pool #AU7025	3.000%	11/01/43	8,104,654	7,437,254
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	465,054	452,784
FNMA, Series 2016-79, Class L	2.500%	10/25/44	661,936	632,981
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	1,072,823	1,015,959
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	1,301,226	1,235,509

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 15.1% (Continued)
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	$78,970	$74,385
FNMA, Series 4768, Class GA	3.500%	09/15/45	1,215,297	1,200,670
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	556,539	527,784
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	996,839	947,611
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	123,450	116,407
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	528,827	527,199
FNMA, Series 2018-25, Class P	3.500%	03/25/46	1,586,670	1,542,710
FNMA, Pool #BE5067	3.500%	11/01/46	10,349,824	9,674,811
FNMA, Pool #BM5003	4.000%	03/01/47	899,161	868,782
FNMA, Pool #FM-4929	3.500%	03/01/48	3,705,026	3,454,552
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	6,252,319	6,167,999
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,288,506	1,160,221
FNMA, Pool #BM5003	3.500%	08/01/49	306,059	284,886
FNMA, Series 2018-67, Class BA	2.500%	08/25/49	91,651	81,367
FNMA, Pool #FS4218	4.000%	10/01/49	7,530,271	7,285,397
FNMA, Pool #CA4860	3.000%	12/01/49	22,746,329	20,338,086
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	5,589,737	4,291,997
FNMA, Pool #FM9631	3.000%	11/01/51	6,604,506	5,899,177
FNMA, Pool #FS3678	3.000%	12/01/51	10,378,106	9,303,485
FNMA, Pool #CB3051	3.000%	03/01/52	5,657,773	5,068,787
FNMA, Pool #FS4520	3.000%	04/01/52	28,304,138	25,312,636
FNMA, Pool #FS4608	3.000%	05/01/52	8,150,351	7,300,638
FNMA, Pool #FS7972	3.000%	05/01/52	10,154,685	9,078,276
FNMA, Pool #FS2724	3.000%	07/01/52	12,334,995	10,966,464
FNMA, Pool #FS8070	3.000%	07/01/52	9,732,544	8,675,329
FNMA, Series FS8767	3.500%	08/01/52	10,234,494	9,515,340
				282,626,184
Government National Mortgage Association - 0.9%
GNMA, Pool #780420X	7.500%	08/01/26	7	7
GNMA, Pool #002658M	6.500%	10/01/28	1,772	1,802
GNMA, Pool #002945M	7.500%	07/01/30	247	253
GNMA, Pool #004187M	5.500%	07/01/38	6,300	6,525

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.6% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 0.9% (Continued)
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	$18,567,940	$15,760,268
				15,768,855

Total Collateralized Mortgage Obligations (Cost $468,374,919)				$459,686,888

MUNICIPAL BONDS - 0.8%	Coupon	Maturity	Par Value	Value
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	$1,835,000	$1,812,751
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	5,000,000	4,586,163
Sycamore Ohio Community SD Taxable School Improvement, Series 2010	5.850%	12/01/28	510,000	529,935
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	8,373,074	8,588,615
Total Municipal Bonds (Cost $15,731,922)				$15,517,464

U.S. TREASURY OBLIGATIONS - 26.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 21.0%
U.S. Treasury Bonds	4.250%	05/15/39	$71,000,000	$68,814,531
U.S. Treasury Bonds	2.250%	05/15/41	132,000,000	96,195,000
U.S. Treasury Bonds	2.375%	02/15/42	50,000,000	36,437,500
U.S. Treasury Bonds	3.125%	08/15/44	85,000,000	66,618,750
U.S. Treasury Bonds	3.000%	11/15/44	85,000,000	65,051,563
U.S. Treasury Bonds	4.750%	02/15/56	62,000,000	60,450,000
				393,567,344
U.S. Treasury Notes - 5.9%
U.S. Treasury Notes	3.125%	11/15/28	24,000,000	23,583,750
U.S. Treasury Notes	4.125%	11/15/32	53,800,000	53,825,219

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 26.9% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 5.9% (Continued)
U.S. Treasury Notes	3.500%	02/15/33	$34,000,000	$32,719,687
				110,128,656

Total U.S. Treasury Obligations (Cost $517,515,782)				$503,696,000

PREFERRED STOCKS - 0.5%	Shares	Value
Financials - 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $8,697,107)	354,596	$9,134,393

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 3.54% (b) (Cost $1,539,506)	1,539,506	$1,539,506

Investments at Value - 99.2% (Cost $1,894,333,685)		$1,855,775,796

Other Assets in Excess of Liabilities - 0.8%		15,851,386

Net Assets - 100.0%		$1,871,627,182

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $28,508,138 as of March 31, 2026, representing 1.5% of net assets.

H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year

plc	- Public Limited Company

RFUCCT	- Refinitiv USD IBOR Cash Fallbacks

SOFR	- Secured Overnight Financing Rate

TSFR	- CME Term SOR

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

CORPORATE BONDS - 49.8%	Coupon	Maturity	Par Value	Value
Finance - 24.0%
Allstate Corp. (The)	5.250%	03/30/33	$1,000,000	$1,021,620
American Express Co.	5.043%	07/26/28	1,250,000	1,260,843
American Express Co.	5.532%	04/25/30	3,630,000	3,738,004
AON Corp.	3.750%	05/02/29	2,615,000	2,568,203
Bank of America Corp.	5.202%	04/25/29	4,925,000	4,994,888
Bank of New York Mellon Corp. (The)	5.060%	07/22/32	2,500,000	2,547,631
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	3,690,000	3,589,308
Chubb INA Holdings, Inc.	1.375%	09/15/30	6,387,000	5,579,377
Essex Portfolio, L.P.	4.000%	03/01/29	2,316,000	2,279,376
Essex Portfolio, L.P.	3.000%	01/15/30	2,690,000	2,533,544
Fifth Third Bancorp	4.772%	07/28/30	4,920,000	4,922,376
Huntington Bancshares, Inc.	6.208%	08/21/29	3,800,000	3,939,985
KeyCorp	2.250%	04/06/27	2,000,000	1,956,703
KeyCorp, Series S	5.121%	04/04/31	1,900,000	1,916,709
Marsh & McLennan Cos., Inc.	4.550%	11/08/27	750,000	753,514
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	2,835,000	2,840,004
Morgan Stanley	3.591%	07/22/28	3,600,000	3,557,305
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	3,000,000	3,034,330
Progressive Corp.	3.000%	03/15/32	2,476,000	2,260,631
Prologis, Inc.	3.875%	09/15/28	1,815,000	1,796,992
Prologis, Inc.	4.750%	01/15/31	1,000,000	1,009,912
Prologis, Inc.	5.125%	01/15/34	3,100,000	3,133,415
Truist Financial Corp.	2.250%	03/11/30	7,225,000	6,566,497
U.S. Bancorp, Series CC	5.384%	01/23/30	6,165,000	6,307,827
Wells Fargo & Co., Series Q	3.196%	06/17/27	5,185,000	5,170,112
				79,279,106
Industrials - 17.2%
Becton Dickinson & Co.	3.700%	06/06/27	4,500,000	4,462,819
Berkshire Hathaway Energy Corp.	1.650%	05/15/31	5,642,000	4,889,459
Burlington Northern Santa Fe, LLC	6.750%	03/15/29	3,025,000	3,222,971
Cisco Systems, Inc.	4.850%	02/26/29	3,830,000	3,900,460
Cisco Systems, Inc.	5.050%	02/26/34	1,250,000	1,267,349
Costco Wholesale Corp.	1.600%	04/20/30	500,000	452,156
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,189,242

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 17.2% (Continued)
CVS Health Corp.	5.400%	06/01/29	$1,300,000	$1,331,081
Dover Corp.	2.950%	11/04/29	3,075,000	2,917,296
Emerson Electric Co.	2.200%	12/21/31	1,500,000	1,331,456
Home Depot, Inc. (The)	2.950%	06/15/29	500,000	481,090
Honeywell Aerospace, Inc., 144A	4.600%	03/16/33	5,000,000	4,939,896
Lowe’s Cos., Inc.	3.100%	05/03/27	500,000	494,116
Lowe’s Cos., Inc.	1.300%	04/15/28	1,000,000	942,386
McDonald’s Corp.	4.400%	02/12/31	3,825,000	3,814,540
Norfolk Southern Corp.	2.900%	06/15/26	1,190,000	1,187,079
Parker-Hannifin Corp.	4.250%	09/15/27	4,000,000	3,999,334
PepsiCo, Inc.	1.625%	05/01/30	3,215,000	2,897,697
Roper Technologies, Inc.	1.400%	09/15/27	1,000,000	957,484
Roper Technologies, Inc.	4.250%	09/15/28	2,695,000	2,680,086
Target Corp.	2.350%	02/15/30	2,500,000	2,328,133
Target Corp.	5.000%	04/15/35	750,000	752,128
Xylem, Inc.	3.250%	11/01/26	4,000,000	3,978,475
Xylem, Inc.	2.250%	01/30/31	500,000	450,137
				56,866,870
Utilities - 8.6%
Duke Energy Corp.	2.650%	09/01/26	4,750,000	4,717,647
Eversource Energy, Series AA	4.750%	05/15/26	2,528,000	2,529,145
Eversource Energy, Series M	3.300%	01/15/28	1,250,000	1,223,477
Eversource Energy, Series BB	5.125%	05/15/33	1,200,000	1,197,389
Florida Power & Light Co.	5.100%	04/01/33	4,880,000	4,974,918
Georgia Power Co., Series 2023 A	4.650%	05/16/28	4,000,000	4,033,841
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,351,380
Interstate Power & Light Co.	2.300%	06/01/30	747,000	683,265
Interstate Power & Light Co.	5.700%	10/15/33	1,500,000	1,562,565
National Rural Utilities Cooperative Finance Corp. (The)	1.650%	06/15/31	1,000,000	860,609
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,250,000	2,232,210
Xcel Energy, Inc.	4.000%	06/15/28	1,000,000	993,319

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.8% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 8.6% (Continued)
Xcel Energy, Inc.	3.400%	06/01/30	$1,290,000	$1,232,392
				28,592,157

Total Corporate Bonds (Cost $164,591,846)				$164,738,133

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.4%
FHLMC, Pool #G1-8642	3.500%	04/01/32	$273,847	$269,597
FHLMC, Series 5616, Class DA	4.250%	06/15/32	2,099,639	2,069,307
FHLMC, Series 4151, Class PA	2.000%	01/15/33	439,007	418,491
FHLMC, Pool #SB-0297	3.000%	03/01/35	1,262,644	1,212,415
FHLMC, Pool #G0-8068	5.500%	07/01/35	49,033	50,785
FHLMC, Pool #SC-0047	3.000%	01/01/40	2,213,614	2,086,577
FHLMC, Series 3946, Class LN	3.500%	04/15/41	90,370	89,367
FHLMC, Series 5189, Class PG	2.500%	09/25/51	2,053,887	1,906,972
FHLMC, Series 5301, Class ED	5.000%	04/01/53	3,005,934	3,036,500
				11,140,011
Federal National Mortgage Association - 2.4%
FNMA, Pool #MA0384	5.000%	04/01/30	29,762	30,098
FNMA, Pool #MA1237	3.000%	11/01/32	469,037	454,113
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	89,943	89,346
FNMA, Pool #FS0140	4.000%	11/01/37	2,289,863	2,259,339
FNMA, Pool #AA4392	4.000%	04/01/39	56,196	54,867
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	64,513	63,817
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.155%	12/01/41	11,457	11,754
FNMA, Pool #FS9718	2.000%	08/01/42	4,690,170	4,099,346
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	192,581	180,919
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	399,712	380,620
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	5.951%	12/01/44	78,321	81,031
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	303,629	287,536
				7,992,786
Government National Mortgage Association - 0.9%
GNMA, Pool #MA7852M	2.000%	02/20/37	2,053,424	1,887,230

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.6% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 0.8% (Continued)
GNMA, Series 2024-126, Class BP	2.250%	10/20/44	$1,013,670	$928,104
				2,815,334

Total Collateralized Mortgage Obligations (Cost $22,460,340)				$21,948,131

MUNICIPAL BONDS - 1.0%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	$2,000,000	$2,000,905
Pennsylvania Economic Development Financing Authority Revenue, Series 2025	4.793%	06/01/30	1,175,000	1,199,454
Total Municipal Bonds (Cost $3,184,351)				$3,200,359

U.S. GOVERNMENT & AGENCIES - 2.5%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 2.5%
FHLB (Cost $8,283,689)	4.750%	12/10/32	$8,000,000	$8,246,785

U.S. TREASURY OBLIGATIONS - 38.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 38.8%
U.S. Treasury Notes	3.375%	02/29/28	$7,000,000	$6,945,586
U.S. Treasury Notes	4.125%	11/30/29	450,000	453,727
U.S. Treasury Notes	3.500%	01/31/30	9,350,000	9,219,246
U.S. Treasury Notes	4.000%	02/28/30	13,000,000	13,048,750
U.S. Treasury Notes	3.875%	09/30/30	10,295,000	10,161,487
U.S. Treasury Notes	0.875%	11/15/30	11,650,000	10,154,613
U.S. Treasury Notes	4.250%	06/30/31	16,000,000	16,201,250
U.S. Treasury Notes	2.875%	05/15/32	15,050,000	14,076,453
U.S. Treasury Notes	4.000%	07/31/32	8,600,000	8,557,672

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 38.8% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 38.8% (Continued)
U.S. Treasury Notes	2.750%	08/15/32	$13,770,000	$12,736,174
U.S. Treasury Notes	4.000%	02/15/34	13,000,000	12,825,312
U.S. Treasury Notes	4.375%	05/15/34	5,250,000	5,304,961
U.S. Treasury Notes	4.250%	08/15/35	8,490,000	8,459,489
Total U.S. Treasury Obligations (Cost $128,030,654)				$128,144,720

PREFERRED STOCKS - 0.5%	Shares	Value
Financials - 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $1,446,031)	59,890	$1,542,767

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 3.54% (b) (Cost $441,702)	441,702	$441,702

Investments at Value - 99.3% (Cost $328,438,613)		$328,262,597

Other Assets in Excess of Liabilities - 0.7%		2,186,891

Net Assets - 100.0%		$330,449,488

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $4,939,896 as of March 31, 2026, representing 1.5% of net assets.

RFUCCT	- Refinitiv USD IBOR Cash Fallbacks

SOFR	- Secured Overnight Financing Rate

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

CORPORATE BONDS - 60.6%	Coupon	Maturity	Par Value	Value
Finance - 27.9%
Allstate Corp. (The)	5.050%	06/24/29	$2,435,000	$2,480,882
American Express Co.	4.351%	07/20/29	3,275,000	3,272,702
Aon North America, Inc.	5.125%	03/01/27	1,810,000	1,819,348
Aon North America, Inc.	5.150%	03/01/29	800,000	817,064
Bank of America Corp.	5.202%	04/25/29	3,100,000	3,143,991
Essex Portfolio, L.P.	3.375%	04/15/26	3,773,000	3,771,309
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	2,765,000	2,867,038
Huntington Bancshares, Inc.	6.208%	08/21/29	3,025,000	3,136,435
JPMorgan Chase & Co.	3.540%	05/01/28	3,275,000	3,244,237
KeyCorp	2.250%	04/06/27	2,687,000	2,628,831
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	1,555,000	1,557,745
Morgan Stanley	3.591%	07/22/28	3,070,000	3,033,591
NNN REIT, Inc.	3.600%	12/15/26	1,032,000	1,026,216
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	1,525,000	1,542,451
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,640,000	1,625,247
Truist Financial Corp.	4.632%	09/17/29	1,170,000	1,161,445
Truist Financial Corp.	2.250%	03/11/30	2,275,000	2,067,651
U.S. Bancorp, Series MTN	3.100%	04/27/26	3,540,000	3,532,976
Wells Fargo & Co., Series M	4.100%	06/03/26	3,215,000	3,213,225
				45,942,384
Industrials - 20.2%
Becton Dickinson & Co.	3.700%	06/06/27	3,137,000	3,111,080
Cisco Systems, Inc.	4.800%	02/26/27	2,025,000	2,037,293
Eaton Corp. Ohio	3.850%	03/06/28	500,000	496,542
Enterprise Products Operating, LLC	4.150%	10/16/28	2,630,000	2,624,361
Honeywell Aerospace, Inc., 144A	4.000%	03/16/29	2,465,000	2,443,178
Johnson Controls International plc	5.500%	04/19/29	1,719,000	1,775,527
Parker-Hannifin Corp.	3.250%	03/01/27	2,235,000	2,214,371
Parker-Hannifin Corp.	4.250%	09/15/27	640,000	639,894
Roper Technologies, Inc.	1.400%	09/15/27	2,880,000	2,757,555
Starbucks Corp.	4.850%	02/08/27	3,375,000	3,390,182
Target Corp.	3.375%	04/15/29	2,870,000	2,804,333
T-Mobile USA, Inc.	3.750%	04/15/27	1,000,000	993,951
T-Mobile USA, Inc.	2.050%	02/15/28	1,500,000	1,438,740

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 60.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 20.2% (Continued)
Union Pacific Corp.	3.950%	09/10/28	$1,200,000	$1,193,055
Verizon Communications, Inc.	2.100%	03/22/28	2,810,000	2,698,081
Xylem, Inc.	3.250%	11/01/26	1,156,000	1,149,779
Xylem, Inc.	1.950%	01/30/28	1,542,000	1,479,463
				33,247,385
Utilities - 12.5%
Duke Energy Corp.	3.150%	08/15/27	2,266,000	2,231,664
Emerson Electric Co.	2.000%	12/21/28	3,175,000	3,003,792
Eversource Energy, Series U	1.400%	08/15/26	1,985,000	1,963,488
Eversource Energy, Series DD	5.000%	01/01/27	1,785,000	1,789,974
Florida Power & Light Co.	4.400%	05/15/28	3,190,000	3,204,354
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	3,285,000	3,235,965
Virginia Electric & Power Co., Series B	2.950%	11/15/26	1,805,000	1,790,728
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,000,000	993,099
Xcel Energy, Inc.	4.000%	06/15/28	500,000	496,659
Xcel Energy, Inc.	2.600%	12/01/29	2,090,000	1,953,215
				20,662,938

Total Corporate Bonds (Cost $99,478,818)				$99,852,707

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 9.6%
FHLMC, Pool #SB-0037	2.500%	12/01/27	$67,534	$66,821
FHLMC, Pool #WN-5031	3.810%	07/01/29	2,000,000	1,978,897
FHLMC, Series 5607, Class GJ	4.000%	05/15/30	1,685,581	1,658,333
FHLMC, Series 5607, Class GC	4.250%	06/15/31	1,694,252	1,682,570
FHLMC, Pool #G1-5973	3.000%	07/01/31	361,417	353,759
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	1,570,165	1,516,165
FHLMC, Pool #G1-8642	3.500%	04/01/32	513,828	505,854
FHLMC, Pool #ZT-1964	3.500%	06/01/32	425,320	418,763
FHLMC, Series 5616, Class DA	4.250%	06/15/32	1,409,617	1,389,253
FHLMC, Pool #G1-6330	3.500%	08/01/32	378,262	373,916
FHLMC, Series 5616, Class GB	4.150%	12/15/32	1,616,302	1,580,132

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 9.6% (Continued)
FHLMC, Series 4980, Class DB	1.250%	10/25/34	$1,506,168	$1,393,940
FHLMC, Pool #ZS-9286	4.500%	04/01/35	482,451	484,022
FHLMC, Series 5050, Class BG	1.000%	01/15/41	540,957	491,664
FHLMC, Series 4125, Class KP	2.500%	05/15/41	196,198	191,890
FHLMC, Series 4009, Class PA	2.000%	06/15/41	31,285	30,493
FHLMC, Series 5301, Class ED	5.000%	04/01/53	1,707,917	1,725,284
				15,841,756
Federal National Mortgage Association - 12.0%
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	149,300	146,015
FNMA, Pool #AL9230	3.500%	12/01/29	133,494	132,092
FNMA, Pool #MA0384	5.000%	04/01/30	74,404	75,246
FNMA, Pool #BZ4791	4.320%	09/01/30	1,000,000	1,002,230
FNMA, Pool #BZ5573	4.020%	11/01/30	1,500,000	1,485,942
FNMA, Pool #FM1926	3.000%	09/01/32	368,008	361,200
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	288,448	272,639
FNMA, Pool #FM2287	4.500%	03/01/34	449,787	452,781
FNMA, Pool #FA3509	3.500%	07/01/34	2,620,406	2,592,011
FNMA, Series 2020 B	4.500%	07/01/34	552,506	554,593
FNMA, Pool #FM2989	3.000%	09/01/34	413,572	403,131
FNMA, Pool #AL7077	4.000%	07/01/35	308,439	304,842
FNMA, Pool #FM4481	1.500%	10/01/35	3,587,472	3,264,484
FNMA, Pool #CA7891	1.500%	11/01/35	729,906	670,025
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	866,763	814,452
FNMA, Pool #MA4330	2.500%	05/01/36	1,891,415	1,790,747
FNMA, Pool #FS6096	2.000%	03/01/37	2,500,431	2,318,027
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	7,408	7,358
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	5.951%	12/01/44	76,252	78,891
FNMA, Pool #AL8183 (RFUCCT1Y + 160) (a)	6.110%	02/01/46	47,682	49,397
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	3,844,170	2,951,689
				19,727,792

Total Collateralized Mortgage Obligations (Cost $36,916,147)				$35,569,548

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.8%	Coupon	Maturity	Par Value	Value
Charlotte North Carolina Certificates of Participation Taxable Governmental Facilities	4.238%	06/01/27	$465,000	$466,466
Charlotte North Carolina Certificates of Participation Taxable Governmental Facilities	4.169%	06/01/28	725,000	726,686
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	1,000,000	987,875
Commonwealth Financing Authority Pennsylvania Revenue, Series 2006-C	5.197%	06/01/26	365,000	365,729
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	1,460,000	1,466,600
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	540,000	542,359
Total Municipal Bonds (Cost $4,546,782)				$4,555,715

U.S. TREASURY OBLIGATIONS - 14.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 14.1%
U.S. Treasury Notes	2.250%	08/15/27	$2,100,000	$2,055,703
U.S. Treasury Notes	2.750%	02/15/28	1,000,000	980,820
U.S. Treasury Notes	2.875%	05/15/28	1,220,000	1,196,839
U.S. Treasury Notes	3.125%	11/15/28	3,110,000	3,056,061
U.S. Treasury Notes	2.625%	02/15/29	7,300,000	7,062,750
U.S. Treasury Notes	2.375%	05/15/29	7,700,000	7,373,352
U.S. Treasury Notes	1.500%	02/15/30	1,750,000	1,601,387
Total U.S. Treasury Obligations (Cost $23,185,565)				$23,326,912

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 3.54% (b) (Cost $159,986)	159,986	$159,986

Investments at Value - 99.2% (Cost $164,287,298)		$163,464,868

Other Assets in Excess of Liabilities - 0.8%		1,316,398

Net Assets - 100.0%		$164,781,266

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,443,178 as of March 31, 2026, representing 1.5% of net assets.

plc	- Public Limited Company

RFUCCT	- Refinitiv USD IBOR Cash Fallbacks

SOFR	- Secured Overnight Financing Rate

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

CORPORATE BONDS - 65.4%	Coupon	Maturity	Par Value	Value
Finance - 26.9%
Allstate Corp. (The)	5.250%	03/30/33	$400,000	$408,648
American Express Co.	5.532%	04/25/30	675,000	695,083
AON North America, Inc.	5.450%	03/01/34	745,000	761,290
Bank of America Corp., Series N	1.922%	10/24/31	785,000	695,471
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	735,000	714,943
Chubb INA Holdings, Inc.	1.375%	09/15/30	625,000	545,970
Citigroup, Inc.	2.561%	05/01/32	615,000	550,344
Essex Portfolio, L.P.	3.000%	01/15/30	775,000	729,925
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	660,000	684,356
Huntington Bancshares, Inc.	2.550%	02/04/30	750,000	694,821
Iron Mountain, Inc., 144A	5.250%	07/15/30	245,000	237,832
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	775,000	771,079
Keycorp	6.401%	03/06/35	505,000	535,568
Morgan Stanley	3.591%	07/22/28	945,000	933,793
MSCI, Inc., 144A	4.000%	11/15/29	560,000	543,510
National Retail Properties, Inc.	4.300%	10/15/28	710,000	707,625
PNC Financial Services Group, Inc. (The)	4.899%	05/13/31	630,000	633,654
Prologis, Inc.	5.125%	01/15/34	730,000	737,869
SBA Communications Corp.	3.125%	02/01/29	550,000	521,235
Truist Financial Corp.	2.250%	03/11/30	1,070,000	972,478
U.S. Bancorp, Series BB	4.967%	07/22/33	965,000	955,375
Wells Fargo & Co., Series O	4.300%	07/22/27	755,000	753,770
				14,784,639
Industrials - 30.5%
ADT, Inc., 144A	4.125%	08/01/29	570,000	544,513
Allison Transmission, Inc., 144A	4.750%	10/01/27	245,000	243,775
Ball Corp.	6.000%	06/15/29	260,000	264,222
Becton Dickinson & Co.	3.700%	06/06/27	220,000	218,182
Becton Dickinson & Co.	2.823%	05/20/30	330,000	307,858
Bellring Brands, Inc., 144A	7.000%	03/15/30	515,000	516,693
Berkshire Hathaway Energy Corp.	1.650%	05/15/31	600,000	519,971
Cisco Systems, Inc.	5.050%	02/26/34	1,000,000	1,013,879
CVS Health Corp.	4.300%	03/25/28	615,000	612,932
Dover Corp.	2.950%	11/04/29	545,000	517,049
Duke Energy Corp.	2.450%	06/01/30	785,000	723,452

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 65.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 30.5% (Continued)
Element Solutions, Inc., 144A	3.875%	09/01/28	$260,000	$253,051
ESAB Corp., 144A	6.250%	04/15/29	545,000	552,086
Gen Digital, Inc., 144A	7.125%	09/30/30	255,000	257,446
HCA Healthcare, Inc.	5.600%	04/01/34	525,000	536,089
Hologic, Inc., 144A	3.250%	02/15/29	390,000	390,000
Home Depot, Inc. (The)	4.750%	06/25/29	450,000	457,054
Honeywell Aerospace, Inc., 144A	4.600%	03/16/33	550,000	543,389
Kroger Co.	1.700%	01/15/31	590,000	515,660
Mattel, Inc., 144A	3.750%	04/01/29	255,000	246,720
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	1,060,000	1,071,694
Rolls Royce Holdings plc, 144A	5.750%	10/15/27	400,000	406,247
Roper Technologies, Inc.	1.750%	02/15/31	945,000	815,526
Sealed Air Corp., 144A	6.500%	07/15/32	235,000	248,520
SS&C Technologies, Inc., 144A	5.500%	09/30/27	245,000	245,237
Target Corp.	5.000%	04/15/35	1,035,000	1,037,936
T-Mobile U.S., Inc.	2.625%	02/15/29	540,000	513,378
TransDigm, Inc., 144A	6.375%	03/01/29	265,000	270,387
Twilio, Inc.	3.625%	03/15/29	285,000	272,307
United Rentals North America, Inc.	4.875%	01/15/28	550,000	547,743
Verizon Communications, Inc.	2.100%	03/22/28	500,000	480,086
Walmart, Inc.	4.900%	04/28/35	585,000	592,745
Xylem, Inc.	2.250%	01/30/31	865,000	778,737
Yum! Brands, Inc., 144A	4.750%	01/15/30	275,000	270,746
				16,785,310
Utilities - 8.0%
Berkshire Hathaway, Inc.	3.700%	07/15/30	300,000	291,329
Eversource Energy, Series BB	5.125%	05/15/33	715,000	713,444
Florida Power & Light Co.	5.100%	04/01/33	925,000	942,992
Georgia Power Co., Series 2019B	2.650%	09/15/29	230,000	217,584
Interstate Power & Light Co.	4.100%	09/26/28	605,000	601,007
MPLX, L.P.	5.500%	06/01/34	470,000	475,449
National Rural Utilities	1.350%	03/15/31	500,000	427,190

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 65.4% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 8.0% (Continued)
Xcel Energy, Inc.	3.400%	06/01/30	$750,000	$716,507
				4,385,502

Total Corporate Bonds (Cost $35,740,119)				$35,955,451

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.3%
FHLMC, Series 5616, Class GB	4.150%	12/15/32	$973,676	$951,887
FHLMC, Pool #ZS-9278	4.000%	05/01/37	232,789	229,864
FHLMC, Series 4709, Class EA	3.000%	01/15/46	450,684	436,917
FHLMC, Series 5220, Class KC	3.500%	01/25/46	219,698	214,254
FHLMC, Pool #SD-0695	4.000%	12/01/49	904,058	868,774
FHLMC, Pool #QC-6512	2.500%	09/01/51	637,279	546,591
FHLMC, Series 5189, Class PG	2.500%	09/25/51	226,933	210,700
FHLMC, Pool #SD-0767	3.000%	11/01/51	357,740	319,947
FHLMC, Series 5301, Class ED	5.000%	04/01/53	239,108	241,540
				4,020,474
Federal National Mortgage Association - 14.3%
FNMA, Pool #MA1222	4.000%	10/01/32	202,824	201,035
FNMA, Pool #AL5491	4.000%	06/01/34	196,799	194,751
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	1,000,000	757,737
FNMA, Series 2025-52, Class HV	3.500%	10/25/36	489,291	467,322
FNMA, Pool #MA3071	4.000%	07/01/37	265,435	261,471
FNMA, Pool #FM9469	4.000%	08/01/39	161,122	158,306
FNMA, Pool #AU7025	3.000%	11/01/43	292,193	268,131
FNMA, Pool #MA2895	3.000%	02/01/47	350,575	316,305
FNMA, Pool #CA2479	4.500%	10/01/48	764,944	755,268
FNMA, Pool #FS4218	4.000%	10/01/49	762,384	737,592
FNMA, Pool #FS8716	3.500%	08/01/50	1,217,412	1,135,110
FNMA, Pool #CB0734	3.000%	06/01/51	482,652	431,706
FNMA, Pool #FA0053	4.000%	08/01/51	957,860	914,180
FNMA, Pool #FS1074	3.000%	03/01/52	709,377	635,529
FNMA, Pool #FS4520	3.000%	04/01/52	351,957	314,758

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 14.3% (Continued)
FNMA, Pool #FS4608	3.000%	05/01/52	$307,710	$275,629
				7,824,830
Government National Mortgage Association - 0.8%
GNMA, Pool #MA7852M	2.000%	02/20/37	476,688	438,107

Total Collateralized Mortgage Obligations (Cost $12,220,633)				$12,283,411

U.S. TREASURY OBLIGATIONS - 11.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 7.9%
U.S. Treasury Bonds	4.250%	05/15/39	$690,000	$668,761
U.S. Treasury Bonds	2.250%	05/15/41	1,300,000	947,375
U.S. Treasury Bonds	2.375%	02/15/42	1,310,000	954,663
U.S. Treasury Bonds	2.500%	02/15/45	1,200,000	841,687
U.S. Treasury Bonds	2.750%	08/15/47	300,000	212,297
U.S. Treasury Bonds	2.000%	02/15/50	260,000	151,328
U.S. Treasury Bonds	2.000%	08/15/51	1,025,000	583,449
				4,359,560
U.S. Treasury Notes - 3.1%
U.S. Treasury Notes (b)	1.625%	05/15/26	180,000	179,522
U.S. Treasury Notes	1.500%	02/15/30	75,000	68,631
U.S. Treasury Notes	4.000%	01/31/31	350,000	350,711
U.S. Treasury Notes	2.875%	05/15/32	840,000	785,663
U.S. Treasury Notes	4.625%	02/15/35	300,000	307,781
				1,692,308

Total U.S. Treasury Obligations (Cost $6,611,339)				$6,051,868

PREFERRED STOCKS - 0.3%	Shares	Value
Financials - 0.3%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $170,386)	6,500	$167,440

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class Z, 3.54% (c) (Cost $128,577)	128,577	$128,577

Investments at Value - 99.3% (Cost $54,871,054)		$54,586,747

Other Assets in Excess of Liabilities - 0.7%		374,342

Net Assets - 100.0%		$54,961,089

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	All or a portion of the security is segregated as collateral on futures contracts. The total fair value as of March 31, 2026 is $179,564.

(c)	The rate shown is the 7-day effective yield as of March 31, 2026.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $5,770,152 as of March 31, 2026, representing 10.5% of net assets.

plc	- Public Limited Company

SOFR	- Secured Overnight Financing Rate

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/Unrealized Depreciation
Treasury Futures
U.S. Treasury Long Bond Future	23	6/18/2026	$2,688,761	$2,619,125	$(69,636)
Ultra 10-Year U.S. Treasury Note Future	10	6/18/2026	1,156,819	1,135,156	(21,663)
Ultra U.S. Treasury Bond Future	7	6/18/2026	841,765	815,938	(25,827)
Total Futures Contracts			$4,687,345	$4,570,219	$(117,126)

The average monthly notional value of futures contracts during the three months ended March 31, 2026 was $4,447,563.

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 98.7%	Coupon	Maturity	Par Value	Value
Anticipation Notes - City - 0.4%
Fairfield Ohio Bond Anticipation Notes Various Purpose	4.000%	04/14/26	$688,000	$688,193

General Obligation - City - 6.8%
Akron Ohio Various Purpose	5.000%	12/01/40	315,000	335,748
Akron Ohio Various Purpose, Series 2024	4.250%	12/01/44	1,000,000	962,872
Akron Ohio Various Purpose	4.375%	12/01/45	560,000	541,818
Auorora Ohio Ltd. Various Purpose	5.000%	12/01/33	150,000	171,489
Bowling Green Ohio Ltd. Tax Fire Department Improvement	6.500%	12/01/28	505,000	556,137
Bowling Green Ohio Ltd. Tax Fire Department Improvement	6.500%	12/01/30	445,000	518,345
Cincinnati Ohio Various Purpose Improvement, Series B	4.000%	12/01/44	620,000	586,044
Columbus Ohio Various Purpose, Series A	5.000%	10/01/43	500,000	542,726
Dayton Ohio Refunding and Improvement, Series 2024	5.000%	12/01/41	1,005,000	1,071,556
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	2,000,000	1,877,770
Jefferson Township Ohio Fire Facilities	4.500%	12/01/44	420,000	429,171
Kirtland Ohio Various Purpose Notes	5.000%	04/15/26	1,500,000	1,501,121
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	500,000	505,534
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/49	1,250,000	1,178,993
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/50	1,000,000	937,525
White Settlement Texas Refunding, Series 2025	5.000%	02/15/34	1,000,000	1,116,392
				12,833,241
General Obligation - County - 0.8%
Fairfield County Ohio Refunding Various Purpose, Series B	5.000%	12/01/37	370,000	425,180
Hamilton County Ohio GO	5.000%	12/01/44	995,000	1,055,329
				1,480,509

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.7% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - State - 3.6%
Ohio State Highway Capital Improvement, Series Z	5.000%	05/01/32	$3,000,000	$3,358,739
Ohio State Highway Capital Improvement, Series Z	5.000%	05/01/40	2,000,000	2,238,844
Ohio State Infrastructure Improvement, Series 2026-A	5.000%	03/01/43	1,105,000	1,205,771
				6,803,354
Higher Education - 17.7%
Bowling Green State University Ohio General Receipts Refunding, Series 2026-A	5.000%	06/01/32	300,000	334,157
Bowling Green State University Ohio General Receipts Refunding, Series 2026-A	5.000%	06/01/40	710,000	777,423
Bowling Green State University Ohio General Receipts Refunding, Series 2026-A	5.000%	06/01/41	1,250,000	1,360,825
Bowling Green State University Ohio General Receipts Refunding, Series 2026-A	5.000%	06/01/42	1,000,000	1,079,095
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	2,830,000	2,604,906
Illinois Finance Authority Revenue Refunding Illinois Wesleyan University, Series 2016	5.000%	09/01/26	580,000	583,212
Indiana Financial Authorities Educational Facilities Revenue, Series 2024	5.000%	02/01/28	500,000	518,452
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	964,949
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,155,048
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	972,310
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	1,000,000	946,825
Ohio Higher Education Facilities Revenue - Case Western Reserve University, Series 2021-A	4.000%	12/01/44	600,000	574,279
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,720,152

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.7% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 17.7% (Continued)
Ohio Higher Education Facilities Revenue - Denison University, Series 2021-A	5.000%	11/01/53	$5,000,000	$5,056,076
Ohio Higher Education Facilities Revenue - John Carroll	5.000%	10/01/29	565,000	587,535
Ohio Higher Education Facilities Revenue - John Carroll	5.000%	10/01/30	935,000	979,237
Ohio Higher Education Facilities Revenue - Kenyon College	5.000%	07/01/36	120,000	130,041
Ohio Higher Education Facilities Revenue - Kenyon College	4.000%	07/01/40	700,000	675,218
Ohio Higher Education Facilities Revenue - Kenyon College	5.000%	07/01/42	320,000	330,333
Ohio Higher Education Facilities Revenue - Oberlin College, Series A	5.250%	10/01/53	1,000,000	1,031,352
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	620,000	624,278
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	1,050,000	1,055,165
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	2,010,000	2,065,696
Ohio State University General Receipts, Series 2023-C	5.250%	12/01/46	535,000	568,229
Ohio State University General Receipts, Series 2021-A	4.000%	12/01/48	2,120,000	1,956,823
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	305,000	305,518
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	310,000	310,526
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	435,000	437,226
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	540,000	540,866
University of Akron Ohio General Receipts Revenue, Series 2021-A	5.000%	01/01/31	390,000	425,777
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	1,000,000	1,004,035

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.7% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 17.7% (Continued)
University of Cincinnati General Receipts Revenue, Series 2024-A	5.250%	06/01/54	$1,000,000	$1,035,302
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	555,000	557,265
				33,268,131
Hospital/Health Bonds - 11.4%
Colorado Health Facilities Authority Revenue, Series 2025-A	5.000%	12/01/26	475,000	481,041
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	800,000	787,984
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/40	1,340,000	1,318,390
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	1,500,000	1,586,844
Hamilton County Industry Hospital Association Lease Rental Revenue Refunding Property Tax Riverview Health	4.125%	07/15/44	1,050,000	996,373
Hamilton County Industry Hospital Association Lease Rental Revenue Refunding Property Tax Riverview Health	4.250%	07/15/45	1,900,000	1,810,063
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s, Series 2019-CC	5.000%	11/15/41	2,410,000	2,685,456
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/39	1,200,000	1,165,778
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/46	1,800,000	1,631,024
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	4.000%	01/01/36	150,000	150,565
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2019-B	4.000%	01/01/42	1,320,000	1,265,702
Ohio State Capital Facilities Lease Appropriation	5.000%	02/01/34	1,000,000	1,128,239
Ohio State Hospital Revenue University Hospital Health System Incorporate, Series 2025-A	5.000%	01/15/27	925,000	939,527

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.7% (Continued)	Coupon	Maturity	Par Value	Value
Hospital/Health Bonds - 11.4% (Continued)
Ohio State Hospital Revenue University Hospital Health System Incorporate, Series 2020-A	5.000%	01/15/50	$750,000	$744,814
Pennsylvania Economic Development Financing Authority UPMC Revenue, Series 2025-A	5.000%	03/15/60	3,610,000	3,888,134
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue Bond Secours Mercy Health Incorporate, Series 2025-B-2	5.001%	11/01/49	700,000	759,765
				21,339,699
Housing - 6.1%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	1,800,000	1,801,972
Columbus Franklin County Ohio Finance Authority Multifamily Housing, Series A	4.460%	11/01/44	2,000,000	1,946,882
FHLMC, Series M-053	2.550%	06/15/35	3,520,000	3,140,196
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,776,323	1,696,042
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019-C	3.875%	05/01/50	665,000	663,726
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	1,320,000	1,315,815
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	375,000	373,816
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	520,510
				11,458,959
Multi-Family Housing - 2.0%
Denver Colorado City and County Multi Family Housing Revenue, Series 2025-B	5.000%	10/01/28	1,000,000	1,026,362

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.7% (Continued)	Coupon	Maturity	Par Value	Value
Multi-Family Housing - 2.0% (Continued)
Durham North Carolina Housing Authority Multi Family Housing Revenue, Series 2025	3.625%	04/01/29	$1,120,000	$1,137,059
Greene County Ohio Port Authority Multi Family Housing Revenue, Series 2025	4.660%	12/01/40	608,000	624,394
Ohio Housing Finance Agency Multi Family Revenue, Series 2025	3.700%	11/01/47	1,000,000	1,008,027
				3,795,842
Other Revenue - 20.1%
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2025-A	5.000%	02/15/33	650,000	723,764
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2025-A	5.000%	02/15/40	1,000,000	1,088,766
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/42	500,000	531,665
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/43	710,000	749,602
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2025-A	5.000%	02/15/43	750,000	798,255
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/44	740,000	774,525
Baytown Texas Certificates Obligation, Series 2022	4.250%	02/01/40	1,045,000	1,055,277
Black Belt Energy Gas District Alabama Gas Project Revenue, Series A	5.000%	12/01/32	2,020,000	2,117,768
Black Belt Energy Gas District Alabama Gas Project Revenue, Series F	5.000%	12/01/35	1,700,000	1,790,596
Black Belt Energy Gas District Alabama Gas Project Revenue Refunding, Series D-1	5.500%	06/01/49	2,815,000	2,943,973

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.7% (Continued)	Coupon	Maturity	Par Value	Value
Other Revenue - 20.1% (Continued)
Energy Southeast Alabama Cooperative District Energy Supply Revenue, Series A-1	5.500%	11/01/53	$500,000	$533,899
Energy Southeast Alabama Cooperative District Energy Supply Revenue, Series B	5.251%	07/01/54	2,525,000	2,678,473
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	656,143
Kentucky State Property and Buildings Commission Revenues, Series A	4.250%	09/01/45	350,000	337,986
Kentucky State Property and Buildings Commission Revenues, Series A	5.000%	09/01/45	1,000,000	1,054,658
Mobile Alabama Industrial Development Board Pollution Control Revenue, Series 2008-B	2.750%	07/15/34	3,590,000	3,575,287
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	1,000,000	989,239
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	1,990,000	2,061,774
Port Greater Cincinnati Development Authority Ohio Tax Increment Revenue, Series 2024	5.000%	12/01/44	1,000,000	989,749
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	700,000	700,499
Rockport Industry Pollution Control Revenue Refunding Industry Michigan Power Co., Series 2025-A	3.700%	06/01/47	1,850,000	1,883,599
Southeast Energy Authority Cooperative District Alabama Energy Supply Revenue, Series 2025-E	5.000%	10/01/30	925,000	980,391
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	397,789
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	565,261

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.7% (Continued)	Coupon	Maturity	Par Value	Value
Other Revenue - 20.1% (Continued)
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	$400,000	$388,592
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	384,533
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	435,359
Tennergy Corp. Tennessee Gas Revenue, Series A	4.000%	12/01/51	600,000	604,464
Texas Municipal Gas Acquisition and Supply Corp. IV Gas Supply Revenue, Series A	5.500%	01/01/54	1,685,000	1,776,495
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply Revenue	5.000%	01/01/55	2,445,000	2,594,882
Wise County Virginia Industrial Development Authority Solid Waste and Disposal Revenue - Virginia Electric and Power Co. Project, Series A	3.800%	11/01/40	1,500,000	1,515,283
				37,678,546
School District - 23.9%
Allen Park Michigan Public SD	4.500%	11/01/50	850,000	825,758
Athens City SD, Series 2019-A	4.000%	12/01/33	750,000	762,750
Athens City SD, Series 2024	4.000%	12/01/53	750,000	672,554
Bay Village Ohio CSD Certificates of Participation, Series 2026	5.000%	12/01/42	340,000	365,075
Bay Village Ohio CSD Certificates of Participation, Series 2026	5.000%	12/01/43	335,000	356,685
Bay Village Ohio CSD Certificates of Participation, Series 2026	5.000%	12/01/44	200,000	211,048
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	220,000	223,660
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,369,090
Bloomfield Hills Michigan SD School Building Site	5.000%	05/01/48	1,000,000	1,025,337
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,685,000	1,544,972
Bullit Kentucky SD Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,267,261

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.7% (Continued)	Coupon	Maturity	Par Value	Value
School District - 23.9% (Continued)
Carlynton Pennsylvania SD, Series 2026	5.000%	11/15/32	$100,000	$111,458
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,011,623
Dallas Texas Independent SD Multi Modal School Building, Series 2026-B	5.000%	02/15/56	1,500,000	1,603,951
Fayette County Kentucky Board of Education, Series A	4.000%	04/01/49	1,000,000	877,229
Fort Bend Texas Independent SD Various Refunding, Series 2025-B	3.800%	08/01/55	1,000,000	1,020,789
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	1,000,000	1,013,162
Henderson County Kentucky Board Education	5.000%	12/01/39	515,000	555,286
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	801,048
Jonathan Alder Ohio LSD School Facilities, Series 2026	5.000%	12/01/32	820,000	919,206
Jonathan Alder Ohio LSD School Facilities, Series 2026	5.000%	12/01/51	610,000	628,808
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	400,259
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	500,000	529,683
Kings LSD Ohio School Improvement, Series 2024	5.250%	12/01/54	3,090,000	3,195,633
Lancaster Pennsylvania SD, Series 2025-B	5.000%	06/01/42	750,000	798,832
Lawrence Township Industry School Building Corp. First Mortgage, Series B	4.125%	07/15/44	1,185,000	1,147,166
Logan Hocking Ohio LSD Certificates of Participation, Series 2018	4.000%	12/01/32	420,000	420,153
Margaretta Ohio LSD Certificates of Participation School Facilities Project, Series 2025	5.500%	10/01/31	555,000	622,707
Mario Ohio LSD School Improvement, Series 2024	4.000%	12/01/49	1,000,000	927,160
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	570,498

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.7% (Continued)	Coupon	Maturity	Par Value	Value
School District - 23.9% (Continued)
Miami Township Ohio Montgomery County Refunding Various Purpose, Series 2019	4.000%	12/01/29	$100,000	$103,910
Milford Ohio Exempt Village SD Go Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,369,807
Monroe County Kentucky SD Finance Corp. School Building Revenue, Series 2026	4.000%	02/01/45	1,000,000	941,988
Ohio State Common Schools, Series 2026-A	5.000%	09/15/32	1,555,000	1,752,344
Ohio State Common Schools, Series 2025-A	5.000%	06/15/42	500,000	546,715
Owensboro Kentucky Independent SD School Building Revenue, Series 2024	4.000%	04/01/44	575,000	540,433
Pickerington Ohio LSD School Facilities Construction and Improvement, Series 2023	5.000%	12/01/53	1,400,000	1,432,565
Powell County Kentucky SD Finance Corp. School Building Revenue, Series 2024	4.000%	02/01/45	855,000	792,016
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	1,879,300
Pulaski County Kentucky SD Finance Corp. School Building Revenue, Series 2023	4.250%	06/01/40	1,000,000	1,005,966
Pulaski County Missouri Reorganized District Number 6 Certificates Participation, Series 2025	5.000%	04/15/30	200,000	217,160
Shaker Heights Ohio CSD Certificates Program, Series 2024	5.000%	12/15/49	875,000	892,786
Shaker Heights Ohio CSD Certificates Program, Series 2025	5.500%	11/01/62	1,500,000	1,606,851
Southwest Dubois County Industry Multi-School Building Corp., Series 2010-A	5.000%	07/15/43	600,000	633,652
St. Lucie County Florida School Board Certificates of Participation Master Lease Program, Series A	5.000%	07/01/48	950,000	970,649
Stark County Ohio Library District Special Obligation Library Facilities Notes	5.000%	12/01/43	870,000	912,437
Warren County Kentucky Board of Education, Series 2024	4.000%	12/01/37	1,000,000	1,019,143

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.7% (Continued)	Coupon	Maturity	Par Value	Value
School District - 23.9% (Continued)
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	$395,000	$395,297
William Penn Pennsylvania SD, Series 2026	5.000%	03/15/46	1,000,000	1,036,200
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/45	500,000	523,812
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/50	500,000	514,735
				44,866,607
Single-Family Housing - 1.0%
Ohio State Housing Finance Agency Residential Mortgage Revenue, Series D	5.500%	09/01/50	1,285,000	1,343,667
Ohio State Housing Finance Agency Residential Mortgage Revenue, Series D	6.375%	03/01/56	500,000	567,664
				1,911,331
State Agency - 0.4%
Washington Certificates of Participation, Series 2022-A	5.000%	01/01/41	675,000	713,291

Water And Sewer - 4.5%
Huntertown Industry Sewage Revenue, Series 2025	4.500%	01/01/45	560,000	566,002
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	4,215,000	4,373,214
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	880,000	824,487
Ohio State Water Development Authority Water Pollution Control Revenue, Series A	5.000%	12/01/43	195,000	209,171
Ohio State Water Development Authority Water Pollution Control Revenue, Series D	5.000%	12/01/43	210,000	225,934
Rural Water Financing Agency Kentucky Public Projects Revenue Flexible Terminal Program, Series E	4.750%	08/01/50	835,000	841,030

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.7% (Continued)	Coupon	Maturity	Par Value	Value
Water And Sewer - 4.5% (Continued)
Trinity River Authority Texas Ten Mile Creek System Revenue Refunding and Improvement	5.000%	08/01/42	$1,370,000	$1,484,124
				8,523,962

Total Municipal Bonds (Cost $192,693,949)				$185,361,665

MONEY MARKET FUNDS - 0.4%	Shares	Value
Federated Hermes Money Market Obligations Trust - Institutional, 2.32% (a) (Cost $804,015)	804,015	$804,015

Investments at Value - 99.1% (Cost $193,497,964)		$186,165,680

Other Assets in Excess of Liabilities - 0.9%		1,685,472

Net Assets - 100.0%		$187,851,152

(a)	The rate shown is the 7-day effective yield as of March 31, 2026.